INTANGIBLE ASSETS (Tables)	6 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following at each balance sheet date:

	Estimated Useful Life (years)	September 30, 2025	March 31, 2025
Artificial intelligence software	5	$15,101,651	$-
Accumulated amortization		-	-
Net book value		$15,101,651	$-

SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS

The future amortization of the intangible asset is as follows:

Calendar Year	Amount
2025	$2,265,248
2026	3,020,330
2027	3,020,330
2028	3,020,330
2029	3,020,330
2030	755,083
Total Intangible Asset Amortization	$15,101,651